Schedule of Investments (unaudited) December 31, 2020	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Lockheed Martin Corp.	34	$12,069
Northrop Grumman Corp.	20	6,095

		18,164

Air Freight & Logistics — 0.7%
Expeditors International of Washington Inc.	185	17,595
United Parcel Service Inc., Class B	96	16,167

		33,762

Apparel, Accessories & Luxury Goods — 0.4%
Lululemon Athletica Inc.(a)	57	19,838

Application Software — 10.4%
Adobe Inc.(a)	89	44,511
Aspen Technology Inc.(a)	441	57,440
Atlassian Corp. PLC, Class A(a)	211	49,347
Cadence Design Systems Inc.(a)	585	79,812
Citrix Systems Inc.	515	67,002
Dropbox Inc., Class A(a)	130	2,885
Dynatrace Inc.(a)	116	5,019
Fair Isaac Corp.(a)	69	35,262
HubSpot Inc.(a)	89	35,283
Intuit Inc.	146	55,458
Manhattan Associates Inc.(a)	350	36,813
RingCentral Inc., Class A(a)	17	6,442
Slack Technologies Inc., Class A(a)	163	6,885
Synopsys Inc.(a)	14	3,629
Zoom Video Communications Inc., Class A(a)	22	7,421

		493,209

Automobile Manufacturers — 1.6%
Tesla Inc.(a)	109	76,918

Automotive Retail — 0.2%
AutoZone Inc.(a)	2	2,371
O’Reilly Automotive Inc.(a)	11	4,978

		7,349

Biotechnology — 4.7%
AbbVie Inc.	845	90,542
Acceleron Pharma Inc.(a)	255	32,625
Amgen Inc.	266	61,159
Biogen Inc.(a)	19	4,652
Moderna Inc.(a)	81	8,462
Vertex Pharmaceuticals Inc.(a)	104	24,579

		222,019

Building Products — 1.9%
Carrier Global Corp.	669	25,235
Trex Co. Inc.(a)	749	62,706

		87,941

Communications Equipment — 1.2%
Lumentum Holdings Inc.(a)	89	8,437
Motorola Solutions Inc.	162	27,550
Ubiquiti Inc.	78	21,724

		57,711

Computer & Electronics Retail — 0.9%
Best Buy Co. Inc.	426	42,510

Construction Machinery & Heavy Trucks — 0.6%
Allison Transmission Holdings Inc.	639	27,560

Security	Shares	Value

Data Processing & Outsourced Services — 2.8%
Mastercard Inc., Class A	234	$83,524
PayPal Holdings Inc.(a)	113	26,465
StoneCo Ltd., Class A(a)	220	18,462
Western Union Co. (The)	258	5,660

		134,111

Distributors — 0.7%
Pool Corp.(b)	83	30,917

Electronic Equipment & Instruments — 0.5%
Zebra Technologies Corp., Class A(a)	63	24,213

Fertilizers & Agricultural Chemicals — 1.1%
Scotts Miracle-Gro Co. (The)	270	53,768

Financial Exchanges & Data — 2.7%
MSCI Inc.	204	91,092
S&P Global Inc.	119	39,119

		130,211

Food Retail — 2.9%
Albertsons Companies Inc., Class A(a)(b)	4,332	76,157
Grocery Outlet Holding Corp.(a)	569	22,333
Sprouts Farmers Market Inc.(a)	1,892	38,029

		136,519

General Merchandise Stores — 0.2%
Dollar General Corp.	55	11,566

Health Care Equipment — 0.5%
IDEXX Laboratories Inc.(a)	46	22,994

Health Care Facilities — 0.6%
HCA Healthcare Inc.	182	29,932

Health Care Services — 1.2%
Amedisys Inc.(a)	17	4,987
Chemed Corp.	70	37,283
DaVita Inc.(a)	106	12,444

		54,714

Health Care Supplies — 0.0%
Quidel Corp.(a)	1	180

Health Care Technology — 0.5%
Veeva Systems Inc., Class A(a)	95	25,864

Home Improvement Retail — 1.5%
Home Depot Inc. (The)	191	50,734
Lowe’s Companies Inc.	130	20,866

		71,600

Homefurnishing Retail — 0.7%
Williams-Sonoma Inc.	310	31,570

Household Products — 0.7%
Procter & Gamble Co. (The)	223	31,028

Hypermarkets & Super Centers — 0.4%
Costco Wholesale Corp.	52	19,593

Insurance Brokers — 0.6%
GoHealth Inc., Class A(a)(b)	2,052	28,030

Interactive Home Entertainment — 1.2%
Activision Blizzard Inc.	172	15,970
Electronic Arts Inc.	103	14,791

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Home Entertainment (continued)
Take-Two Interactive Software Inc.(a)	122	$25,350

		56,111

Interactive Media & Services — 1.8%
Facebook Inc., Class A(a)	223	60,914
Match Group Inc.(a)	162	24,493

		85,407

Internet & Direct Marketing Retail — 9.0%
Amazon.com Inc.(a)	106	345,235
eBay Inc.	1,129	56,732
Wayfair Inc., Class A(a)(b)	112	25,291

		427,258

Internet Services & Infrastructure — 1.8%
Akamai Technologies Inc.(a)	103	10,814
GoDaddy Inc., Class A(a)	111	9,207
Okta Inc.(a)	5	1,271
VeriSign Inc.(a)	299	64,704

		85,996

Investment Banking & Brokerage — 0.1%
LPL Financial Holdings Inc.	64	6,670

IT Consulting & Other Services — 2.0%
Booz Allen Hamilton Holding Corp.	1,071	93,370
CACI International Inc., Class A(a)	11	2,742

		96,112

Life & Health Insurance — 0.3%
Primerica Inc.	117	15,670

Life Sciences Tools & Services — 0.2%
Mettler-Toledo International Inc.(a)	8	9,117

Managed Health Care — 0.3%
Molina Healthcare Inc.(a)	77	16,376

Paper Packaging — 0.4%
Amcor PLC	1,665	19,597

Personal Products — 1.1%
Estee Lauder Companies Inc. (The), Class A	71	18,900
Herbalife Nutrition Ltd.(a)	642	30,848

		49,748

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	243	15,073
Eli Lilly & Co.	479	80,874
Merck & Co. Inc.	1,208	98,815
Royalty Pharma PLC, Class A	1,358	67,968

		262,730

Research & Consulting Services — 1.2%
Dun & Bradstreet Holdings Inc.(a)	2,378	59,212

Restaurants — 1.7%
Domino’s Pizza Inc.	127	48,700
Starbucks Corp.	35	3,744
Yum China Holdings Inc.	54	3,083
Yum! Brands Inc.	250	27,140

		82,667

Security	Shares	Value

Retail REITs — 0.2%
Brookfield Property REIT Inc., Class A	562	$8,396

Semiconductor Equipment — 2.2%
Applied Materials Inc.	136	11,737
Enphase Energy Inc.(a)	31	5,440
KLA Corp.	54	13,981
Lam Research Corp.	51	24,086
Teradyne Inc.	406	48,675

		103,919

Semiconductors — 3.0%
Advanced Micro Devices Inc.(a)	61	5,594
Inphi Corp.(a)	23	3,691
NVIDIA Corp.	102	53,264
QUALCOMM Inc.	373	56,823
Texas Instruments Inc.	151	24,784

		144,156

Systems Software — 14.9%
Crowdstrike Holdings Inc., Class A(a)	425	90,024
Fortinet Inc.(a)	484	71,889
Microsoft Corp.	2,313	514,457
NortonLifeLock Inc.	312	6,483
ServiceNow Inc.(a)	9	4,954
Zscaler Inc.(a)	99	19,771

		707,578

Technology Hardware, Storage & Peripherals — 12.1%
Apple Inc.	4,333	574,946

Thrifts & Mortgage Finance — 0.3%
Rocket Companies Inc., Class A(a)(b)	813	16,439

Total Common Stocks — 99.9% (Cost: $3,734,389)		4,751,896

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	124,316	124,390

Total Short -Term Investments — 2.6% (Cost: $124,390)		124,390

Total Investments in Securities — 102.5% (Cost: $3,858,779)		4,876,286

Other Assets, Less Liabilities — (2.5)%		(118,130)

Net Assets — 100.0%		$4,758,156

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Growth Style ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$146,967	$—	$(22,721	)(a)	$228	$(84)	$124,390	124,316	$903	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,751,896	$—	$—	$4,751,896
Money Market Funds	124,390	—	—	124,390

	$4,876,286	$—	$—	$4,876,286

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